Income Taxes Tax Effects of Temporary Differences (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Net operating losses and alternative minimum tax credit	$ 116	$ 217
Pension and other postretirement benefits	47	57
Long term debt	53	108
Other	111	104
Total deferred income tax assets	327	486
Valuation allowance	(84)	(74)
Net deferred income tax assets	243	412
Deferred income tax liabilities:
Properties, plants and equipment	(1,506)	(1,544)
Inventory	(153)	(302)
Investment in unconsolidated affiliates	(2,528)	(2,244)
Trademarks	(355)	(180)
Other	(32)	(45)
Total deferred income tax liabilities	(4,574)	(4,315)
Net deferred income tax liability	(4,331)	(3,903)	$ (3,628)
Income taxes payable	85	119
Accumulated deferred income taxes	$ (4,246)	$ (3,784)